Pension and Post-Retirement and Post-Employment Benefits - Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations (Detail)	Dec. 31, 2014
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	100.00%
Pension Plan Assets	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	60.00%
Pension Plan Assets	60.90%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	35.00%
Pension Plan Assets	35.90%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	5.00%
Pension Plan Assets	3.20%